May 5, 2009

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company and its MML Bay State Variable Life
Separate Account I
Post-Effective Amendment No. 26 to Registration Statement on Form N-6
Prospectus Title: Variable Life Plus
File Nos. 033-19605, 811-03542
Class Identifier: C000030141

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company and its separate account, MML Bay State Variable Life Separate Account I (the “Separate Account”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 26 (the “Most Recent Amendment”) to the above-referenced Registration Statement that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment, which was filed on April 29, 2009 and declared effective on May 1, 2009; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company